S000095309 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	8.15%	0.05%	2.62%
Performance Inception Date				Jul. 15, 2009
Class Inst3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.25%	(1.40%)	1.10%
Performance Inception Date				Jul. 15, 2009
Class Inst3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.79%	(0.60%)	1.36%
Performance Inception Date				Jul. 15, 2009